SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Current income tax (benefit) expense	$ (2,659,444)	$ 1,119,776	$ 25,423
Deferred income tax (benefit) expense	(118,424)	(478,316)	139,114
Total income tax (benefit) expense	$ (2,777,868)	$ 641,460	$ 164,537